Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss	$ (18,054,155)	$ (14,786,063)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	6,723	0
Stock-based compensation expense	458,147	1,531,876
Non-cash consulting fees	67,000	60,391
Non-cash PPP loan forgiveness	0	(27,550)
Warrant expense	0	688,784
Changes in operating assets and liabilities:
Accounts receivable	70,258	(110,141)
Operating lease right-of-use assets	38,055	0
Prepaid expenses and other assets	1,339,273	(1,447,888)
Prepaid research and development	(1,010,616)	667,356
Accounts payable	61,395	(630,902)
Operating lease liabilities	(9,859)
Accrued expenses and other current liabilities	(317,324)	2,082,827
Deferred revenue	0	(2,325,741)
Net cash used in operating activities	(17,351,103)	(14,297,051)
Investing activities
Purchases of investments — marketable securities	(20,725,462)	0
Maturities of investments — marketable securities	4,963,009	0
Purchases of equipment and improvements	(243,255)	0
Net cash used in investing activities	(16,005,708)	0
Financing activities
Issuance of common stock from exercise of stock options	44,142	78,500
Payment of employee taxes in connection with stock option exercise	0	(77,652)
Proceeds from issuance of common stock from public offerings, net of issuance costs	0	41,135,357
Repayments of note payable	(248,911)	(42,534)
Net cash (used in)/provided by financing activities	(204,769)	41,093,671
Net (decrease)/increase in cash and cash equivalents	(33,561,580)	26,796,620
Cash and cash equivalents at beginning of year	40,750,133	13,953,513
Cash and cash equivalents at end of year	7,188,553	40,750,133
Supplemental disclosures of cash flow information
Cash paid for interest	973	1,148
PPP loans forgiveness	0	27,550
Cash paid for amounts included in the measurement of operating lease liabilities	$ 5,553	$ 0